Revenue (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Revenue	¥ 901,573,000	¥ 869,050,000	¥ 761,306,000
Contract liabilities	8,639,000	5,542,000	5,996,000
Non-surgical aesthetic medical services
Revenue
Revenue	452,670,000	489,569,000	373,348,000
Surgical aesthetic medical services
Revenue
Revenue	401,645,000	319,239,000	313,897,000
General healthcare services and other aesthetic medical services
Revenue
Revenue	¥ 47,258,000	¥ 60,242,000	¥ 74,061,000